As filed with the Securities and Exchange Commission on or about May 7, 2002

                                         Securities Act Registration No. 2-99439
                                Investment Company Act Registration No. 811-4374

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [  ]
         Pre-Effective Amendment No.                                        [  ]
                                     ------
         Post-Effective Amendment No.   29                                   [X]
                                      -----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [  ]
         Amendment No.   30                                                  [X]
                       -----
                        (Check appropriate box or boxes)

                         STRONG MONEY MARKET FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 6th day of May, 2002.

                             STRONG MONEY MARKET FUND, INC.
                            (Registrant)


                             By: /s/ Richard W. Smirl
                                 -----------------------------------------------
                                 Richard W. Smirl, Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

Name                                            Title                                              Dated As Of
                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                            May 6, 2002
---------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                                May 6, 2002
---------------------------------------------
John W. Widmer


                                                Director                                           May 6, 2002
---------------------------------------------
Willie D. Davis*


                                                Director                                           May 6, 2002
---------------------------------------------
William F. Vogt*


                                                Director                                           May 6, 2002
---------------------------------------------
Stanley Kritzik*


                                                Director                                           May 6, 2002
---------------------------------------------
Neal Malicky*


                                               Director                                           May 6, 2002
---------------------------------------------
Gordon Greer*

* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with this Post-Effective Amendment No. 29 and Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A.


                                      By: /s/ Gilbert L. Southwell, III
                                         ---------------------------------------
                                         Gilbert L. Southwell, III

                                  EXHIBIT INDEX

                                                                                                 EDGAR
  Exhibit No.     Exhibit                                                                        Exhibit No.
  -----------     -------                                                                        -----------
(b.3)             Amendment to Bylaws dated March 1, 2002                                        EX-99.b3
(h)               Amended and Restated Transfer and Dividend Disbursing Agent Agreement          EX-99.h
(n)               Amended and Restated Rule 18f-3 Multiple Class Plan                            EX-99.n
(q.1)             Power of Attorney dated May 3, 2002                                            EX-99.q1